Variable Interest Entity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Assets and Liabilities

The following table presents the assets and liabilities of Avero that are included in the Company’s condensed consolidated balance sheets as of September 30, 2020 and December 31, 2019, in thousands. The creditors of Avero have no recourse to the general credit of the Company, with the exception of $1.8 million and $1.9 million in mortgage payable guaranteed by the Company as of September 30, 2020 and December 31, 2019, respectively (see Note 8), and $0.8 million and $3.0 million in remaining Cigna settlement obligation guaranteed by the Company as of September 30, 2020 and December 31, 2019, respectively. The assets and liabilities exclude intercompany balances that eliminate in consolidation:

	September 30, 2020	December 31, 2019
Assets of Avero that can only be used to settle obligations of Avero
Cash and cash equivalents	$1,038	$1,837
Accounts receivable, net	4,733	4,269
Inventory	2,143	2,572
Prepaid expenses and other current assets	1,093	1,181
Property and equipment, net	5,486	5,586
Other assets	30	30
Goodwill	6,219	6,219
Other intangible assets, net	4,075	4,771

Total assets of Avero that can only be used to settle obligations of Avero	$24,817	$26,465

Liabilities of Avero
Accounts payable	$3,166	$2,450
Accrued expenses and other accrued liabilities	3,609	5,630
Current portion of capital lease obligations	49	59
Current portion of mortgage payable	197	173
Capital lease obligations, net of current portion	16	50
Mortgage payable, net of current portion	1,570	1,733
Other long-term liabilities	571	467

Total liabilities of Avero	$9,178	$10,562

The following table presents the assets and liabilities of Avero which are included in the Company’s consolidated balance sheets as of December 31, 2018 and 2019, in thousands. The creditors of Avero have no recourse to the general credit of the Company, with the exception of $2.1 million and $1.9 million in mortgage payable guaranteed by the Company as of December 31, 2018 and 2019, respectively (see Note 8), and $6.0 million and $3.0 million in remaining Cigna settlement obligation guaranteed by the Company as of December 31, 2018 and 2019, respectively. The assets and liabilities exclude intercompany balances that eliminate in consolidation:

	December 31, 2018	December 31, 2019
Assets of Avero that can only be used to settle obligations of Avero
Cash and cash equivalents	$1,210	$1,837
Accounts receivable, net	1,952	4,269
Inventory	935	2,572
Income tax receivable	1,690	—
Prepaid expenses and other current assets	1,020	1,181
Property and equipment, net	5,840	5,586
Other assets	30	30
Goodwill	6,219	6,219
Other intangible assets, net	5,699	4,771

Total assets of Avero that can only be used to settle obligations of Avero	$24,595	$26,465

Liabilities of Avero
Accounts payable	$1,018	$2,450
Accrued expenses and other current liabilities	4,620	5,630
Current portion of capital lease obligations	111	59
Current portion of mortgage payable	166	173
Capital lease obligations, net of current portion	109	50
Mortgage payable, net of current portion	1,903	1,733
Other long-term liabilities	3,686	467

Total liabilities of Avero	$11,613	$10,562